SEGMENT REPORTING (Details 2) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 47,232	$ 41,576
Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	156,845	136,279
Israel | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	94,257	72,613
United States | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	13,467	17,895
United Kingdom | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	46,953	43,030
Rest of the world | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 2,168	$ 2,741